Customer and Supplier Concentrations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Customer and Supplier Concentrations (Details) [Line Items]
Number of customers	one
Number of suppliers	two	three	three
Concentration risk, benchmark description	There was one supplier that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2022, which accounted for 72.62% of the Company’s total accounts payable.	There was one supplier that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2021, which accounted for 51.33% of the Company’s total accounts payable.	There were three suppliers that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2020, which combined accounted for 63.47% of the Company’s total accounts payable.
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Revenues [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%	10.67%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer 1 [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	20.95%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage			26.31%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Supplier Concentration Risk 1 [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	26.71%	12.84%	32.05%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Supplier Concentration Risk 2 [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	18.06%	12.84%	16.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Supplier Concentration Risk 3 [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage		11.47%	11.16%
Revenues [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Number of customers		one
Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Number of customers			two
Accounts receivable (in Dollars)		$ 6,144,633
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Significant concentration percentage		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage		24.31%